Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Loans
Gross loans	SFr 257,450	SFr 255,839
of which held at amortized cost	236,619	235,019	SFr 234,069
of which held at fair value	20,831	20,820
Net (unearned income)/deferred expenses	(203)	(200)
allowance for loan losses	(734)	(724)	(572)	SFr (597)
Net loans	256,513	254,915
Foreign
Loans
Gross loans	116,420	118,110
Switzerland
Loans
Gross loans	141,030	137,729
Corporate and institutional
Loans
Gross loans	130,394	128,348
of which held at amortized cost	109,585	107,548	107,712
allowance for loan losses	(640)	(611)	(473)	(466)
Real estate
Loans
Gross loans	23,193	23,561
of which held at amortized cost	22,548	22,789
Commercial and industrial loans
Loans
Gross loans	78,496	74,967
of which held at amortized cost	66,571	63,420
Financial institutions
Loans
Gross loans	24,915	26,375
of which held at amortized cost	19,587	20,545
Governments and public institutions
Loans
Gross loans	3,790	3,445
of which held at amortized cost	879	794
Consumer
Loans
Gross loans	127,056	127,491
of which held at amortized cost	127,034	127,471	126,357
allowance for loan losses	(94)	(113)	SFr (99)	SFr (131)
Mortgages
Loans
Gross loans	89,695	88,566
of which held at amortized cost	89,695	88,566
Loans collateralized by securities
Loans
Gross loans	36,270	37,833
of which held at amortized cost	36,270	37,833
Consumer finance
Loans
Gross loans	1,091	1,092
of which held at amortized cost	SFr 1,069	SFr 1,072